Basis of Presentation and Significant Accounting Policies (Details) - USD ($)	10 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Basis of Presentation and Significant Accounting Policies (Details) [Line Items]
Transaction loss	$ 59,660
Helix Acquisition Corp.[Member]
Basis of Presentation and Significant Accounting Policies (Details) [Line Items]
Federal depository insurance coverage	250,000
Class A Ordinary Shares [Member] | Helix Acquisition Corp.[Member]
Basis of Presentation and Significant Accounting Policies (Details) [Line Items]
Ordinary share subject to possible redemption	$ 11,500,000	$ 11,500,000